Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 28, 2012
Registrant Name	dei_EntityRegistrantName	AMERICAN FUNDS GLOBAL BALANCED FUND
Central Index Key	dei_EntityCentralIndexKey	0001505612
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2013
AMERICAN FUNDS GLOBAL BALANCED FUND (Prospectus Summary) | AMERICAN FUNDS GLOBAL BALANCED FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBLAX
AMERICAN FUNDS GLOBAL BALANCED FUND (Prospectus Summary) | AMERICAN FUNDS GLOBAL BALANCED FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBLBX
AMERICAN FUNDS GLOBAL BALANCED FUND (Prospectus Summary) | AMERICAN FUNDS GLOBAL BALANCED FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBLCX
AMERICAN FUNDS GLOBAL BALANCED FUND (Prospectus Summary) | AMERICAN FUNDS GLOBAL BALANCED FUND | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBLEX
AMERICAN FUNDS GLOBAL BALANCED FUND (Prospectus Summary) | AMERICAN FUNDS GLOBAL BALANCED FUND | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBLFX
AMERICAN FUNDS GLOBAL BALANCED FUND (Prospectus Summary) | AMERICAN FUNDS GLOBAL BALANCED FUND | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBFAX
AMERICAN FUNDS GLOBAL BALANCED FUND (Prospectus Summary) | AMERICAN FUNDS GLOBAL BALANCED FUND | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBFBX
AMERICAN FUNDS GLOBAL BALANCED FUND (Prospectus Summary) | AMERICAN FUNDS GLOBAL BALANCED FUND | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBFCX
AMERICAN FUNDS GLOBAL BALANCED FUND (Prospectus Summary) | AMERICAN FUNDS GLOBAL BALANCED FUND | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBFEX
AMERICAN FUNDS GLOBAL BALANCED FUND (Prospectus Summary) | AMERICAN FUNDS GLOBAL BALANCED FUND | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBFFX
AMERICAN FUNDS GLOBAL BALANCED FUND (Prospectus Summary) | AMERICAN FUNDS GLOBAL BALANCED FUND | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGBLX
AMERICAN FUNDS GLOBAL BALANCED FUND (Prospectus Summary) | AMERICAN FUNDS GLOBAL BALANCED FUND | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGBBX
AMERICAN FUNDS GLOBAL BALANCED FUND (Prospectus Summary) | AMERICAN FUNDS GLOBAL BALANCED FUND | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGBCX
AMERICAN FUNDS GLOBAL BALANCED FUND (Prospectus Summary) | AMERICAN FUNDS GLOBAL BALANCED FUND | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGBEX
AMERICAN FUNDS GLOBAL BALANCED FUND (Prospectus Summary) | AMERICAN FUNDS GLOBAL BALANCED FUND | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGBFX
AMERICAN FUNDS GLOBAL BALANCED FUND (Prospectus Summary) | AMERICAN FUNDS GLOBAL BALANCED FUND | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGBGX